Expenses by Nature - Summary of Expenses by Nature Administrative Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Expenses By Nature Administrative Expenses [Line Items]
Administrative expenses	₺ (645,196)	₺ (721,849)	₺ (625,279)
Employee benefits expenses [member]
Summary Of Expenses By Nature Administrative Expenses [Line Items]
Administrative expenses	(346,151)	(277,438)	(240,305)
Consultancy expense [member]
Summary Of Expenses By Nature Administrative Expenses [Line Items]
Administrative expenses	(50,247)	(54,315)	(43,995)
Rent expense [member]
Summary Of Expenses By Nature Administrative Expenses [Line Items]
Administrative expenses	(36,280)	(30,314)	(23,924)
Impairment expense recognized on receivables [member]
Summary Of Expenses By Nature Administrative Expenses [Line Items]
Administrative expenses	(36,278)	(211,384)	(196,588)
Travel and entertainment expenses [member]
Summary Of Expenses By Nature Administrative Expenses [Line Items]
Administrative expenses	(30,957)	(18,913)	(13,484)
Maintenance and repair expenses [member]
Summary Of Expenses By Nature Administrative Expenses [Line Items]
Administrative expenses	(24,342)	(20,315)	(23,424)
Collection expense [member]
Summary Of Expenses By Nature Administrative Expenses [Line Items]
Administrative expenses	(20,415)	(20,827)	(17,533)
Other [member]
Summary Of Expenses By Nature Administrative Expenses [Line Items]
Administrative expenses	₺ (100,526)	₺ (88,343)	₺ (66,026)